Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement dated August 29, 2012

to the

Statutory Prospectus Dated May 1, 2012

As Supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Series Fund") dated May 1, 2012, as supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012 (the "Prospectus"). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Large Cap Blend Portfolio

The language currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Large Cap Blend Portfolio shall be amended to read as follows:

"Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large capitalization companies listed or traded on U.S. securities exchanges or U.S. securities associations. The Portfolio defines large capitalization companies as those with a market capitalization in excess of $5 billion, at the time of investment. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts (ADRs) and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio employs a focused investment strategy, typically investing in a core group of 20-30 large capitalization stocks and ADRs.

The Portfolio uses fundamental analysis to look for stocks of good businesses that are selling at value prices. The Portfolio believes good businesses have some or all of the following characteristics: a strong, defendable market or products and services niche; a high degree of relative recurring revenue; modestly priced products or services; attractive return-on-investment economics and above average growth or improving profitability prospects. The Portfolio considers valuation on both an absolute and relative basis utilizing both historical and prospective analysis. In reviewing companies, the Portfolio applies the characteristics identified above on a case-by-case basis.

The Portfolio may sell securities for a variety of reasons such as to secure gains, for diversification purposes, to limit losses, or to redeploy assets into more promising opportunities."

Additionally, the Active Management Risk and Equity Securities Risk currently set forth under the "PRINCIPAL RISKS" section of the summary for the Large Cap Blend Portfolio shall be amended to read as follows:

“■ Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

■ Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities."

The "PRINCIPAL RISKS" section is also revised to include Focus Risk, as follows:

“■ Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities."

Domestic Equity Portfolio

The language currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Domestic Equity Portfolio shall be amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio invests in a core group of 30-40 securities.

The Portfolio primarily invests in securities of large-capitalization companies that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company's plans for future operation.

The Portfolio may sell securities that the adviser believes will no longer contribute to meeting its investment objective."

In addition, the Foreign Investing Risk currently set forth under the "PRINCIPAL RISKS" section of the summary for the Domestic Equity Portfolio shall be deleted, and the Active Management Risk shall be amended to read as follows:

“■ Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment."

The "PRINCIPAL RISKS" section is also revised to include Focus Risk, as follows:

“■ Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities."

Large Cap Blend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement dated August 29, 2012

to the

Statutory Prospectus Dated May 1, 2012

As Supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Series Fund") dated May 1, 2012, as supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012 (the "Prospectus"). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Large Cap Blend Portfolio

The language currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Large Cap Blend Portfolio shall be amended to read as follows:

"Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large capitalization companies listed or traded on U.S. securities exchanges or U.S. securities associations. The Portfolio defines large capitalization companies as those with a market capitalization in excess of $5 billion, at the time of investment. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts (ADRs) and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio employs a focused investment strategy, typically investing in a core group of 20-30 large capitalization stocks and ADRs.

The Portfolio uses fundamental analysis to look for stocks of good businesses that are selling at value prices. The Portfolio believes good businesses have some or all of the following characteristics: a strong, defendable market or products and services niche; a high degree of relative recurring revenue; modestly priced products or services; attractive return-on-investment economics and above average growth or improving profitability prospects. The Portfolio considers valuation on both an absolute and relative basis utilizing both historical and prospective analysis. In reviewing companies, the Portfolio applies the characteristics identified above on a case-by-case basis.

The Portfolio may sell securities for a variety of reasons such as to secure gains, for diversification purposes, to limit losses, or to redeploy assets into more promising opportunities."

Additionally, the Active Management Risk and Equity Securities Risk currently set forth under the "PRINCIPAL RISKS" section of the summary for the Large Cap Blend Portfolio shall be amended to read as follows:

“■ Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

■ Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities."

The "PRINCIPAL RISKS" section is also revised to include Focus Risk, as follows:

“■ Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities."

Domestic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsf_SupplementTextBlock

Northwestern Mutual Series Fund, Inc.

Supplement dated August 29, 2012

to the

Statutory Prospectus Dated May 1, 2012

As Supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the "Series Fund") dated May 1, 2012, as supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012 (the "Prospectus"). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Domestic Equity Portfolio

The language currently set forth under the "PRINCIPAL INVESTMENT STRATEGIES" section of the summary for the Domestic Equity Portfolio shall be amended to read as follows:

"Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio invests in a core group of 30-40 securities.

The Portfolio primarily invests in securities of large-capitalization companies that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company's plans for future operation.

The Portfolio may sell securities that the adviser believes will no longer contribute to meeting its investment objective."

In addition, the Foreign Investing Risk currently set forth under the "PRINCIPAL RISKS" section of the summary for the Domestic Equity Portfolio shall be deleted, and the Active Management Risk shall be amended to read as follows:

“■ Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment."

The "PRINCIPAL RISKS" section is also revised to include Focus Risk, as follows:

“■ Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities."